Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	916,870,792.89	40,479
Yield Supplement Overcollateralization Amount 10/31/23	101,175,567.06	0
Receivables Balance 10/31/23	1,018,046,359.95	40,479
Principal Payments	30,361,160.41	713
Defaulted Receivables	983,466.22	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	96,705,469.46	0
Pool Balance at 11/30/23	889,996,263.86	39,737

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.80%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,839,485.87	332
Past Due 61-90 days	2,491,588.25	96
Past Due 91-120 days	621,270.76	26
Past Due 121+ days	0.00	0
Total	11,952,344.88	454

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	459,472.25
Aggregate Net Losses/(Gains) - November 2023	523,993.97
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.62%
Prior Net Losses/(Gains) Ratio	0.56%
Second Prior Net Losses/(Gains) Ratio	0.08%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	10,234,957.03
Actual Overcollateralization	10,234,957.03
Weighted Average Contract Rate	5.91%
Weighted Average Contract Rate, Yield Adjusted	10.99%
Weighted Average Remaining Term	55.70

Flow of Funds	$ Amount
Collections	35,804,276.32
Investment Earnings on Cash Accounts	17,095.79
Servicing Fee	(848,371.97)
Transfer to Collection Account	-
Available Funds	34,973,000.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,864,531.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	680,514.91
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,234,957.03
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,331,777.06

Total Distributions of Available Funds	34,973,000.14

Servicing Fee	848,371.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	906,326,778.77
Principal Paid	26,565,471.94
Note Balance @ 12/15/23	879,761,306.83

Class A-1
Note Balance @ 11/15/23	83,676,778.77
Principal Paid	26,565,471.94
Note Balance @ 12/15/23	57,111,306.83
Note Factor @ 12/15/23	26.4281846%

Class A-2a
Note Balance @ 11/15/23	221,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	221,500,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-2b
Note Balance @ 11/15/23	154,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	154,000,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-3
Note Balance @ 11/15/23	316,300,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	316,300,000.00
Note Factor @ 12/15/23	100.0000000%

Class A-4
Note Balance @ 11/15/23	84,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	84,000,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	31,200,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	31,200,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	15,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	15,650,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,075,751.14
Total Principal Paid	26,565,471.94
Total Paid	30,641,223.08

Class A-1
Coupon	5.60700%
Interest Paid	390,979.75
Principal Paid	26,565,471.94
Total Paid to A-1 Holders	26,956,451.69

Class A-2a
Coupon	5.57000%
Interest Paid	1,028,129.17
Principal Paid	0.00
Total Paid to A-2a Holders	1,028,129.17

Class A-2b
SOFR Rate	5.32404%
Coupon	5.73404%
Interest Paid	735,868.47
Principal Paid	0.00
Total Paid to A-2b Holders	735,868.47

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9237075
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5744616
Total Distribution Amount	29.4981691

A-1 Interest Distribution Amount	1.8092538
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	122.9313833
Total A-1 Distribution Amount	124.7406371

A-2a Interest Distribution Amount	4.6416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.6416667

A-2b Interest Distribution Amount	4.7783667
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7783667

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	25.62
Noteholders' Third Priority Principal Distributable Amount	589.11
Noteholders' Principal Distributable Amount	385.27

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	2,603,351.22
Investment Earnings	11,253.74
Investment Earnings Paid	(11,253.74)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,116,435.38	2,143,002.88	1,710,027.22
Number of Extensions	101	91	75
Ratio of extensions to Beginning of Period Receivables Balance	0.31%	0.20%	0.16%